Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 59,446		¥ 102,939		¥ 142,664
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	219,422	[1]	261,632	[1]	250,222	[1]
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(91,300)		(146,258)		(105,504)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(59,421)	[1]	(7,143)	[1]	11,223	[1]
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(6,877)	[2]	(5,575)	[2]	(15,220)	[2]
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (2,378)		¥ 283		¥ 1,943

[1]	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
[2]	Amounts include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.